Income Taxes - Summary of unrecognized tax benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1.0	$ 0.0
Additions based on tax positions related to the current year	0.0	1.0
Settlements	(1.0)	0.0
Closing balance	$ 0.0	$ 1.0